RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

(16)RELATED PARTY TRANSACTIONS

(a) Receivable due from shareholder

In May 2015, the Group terminated the VIE agreements with the nominee shareholders. The entire equity interests of ATA Online were transferred from the nominee shareholders to ATA Learning and Zhongxiao Zhixing for a consideration of RMB 10,000,000, equaling to the amount of the registered capital of ATA Online. As a result, ATA Online became a wholly owned subsidiary of the Group. The consideration was paid to the nominee shareholders. As of March 31, 2016, Mr. Haichang Xiong, has transferred his consideration of RMB 1,000,000 to Mr. Kevin Xiaofeng Ma,  and the total amount of RMB 10,000,000 will be repaid to ATA BVI by Mr. Kevin Xiaofeng Ma based on the agreement between ATA BVI and the nominee shareholders.

(b) Other receivables due from Satech

In March 2016, ATA Learning lent RMB 1,000,000 to Satech, an equity method accounted investee, which was repaid in full in May 2016.

(c) Sublease of Jianwai SOHO office to Master Mind (note 18)

ATA Testing subleased its Jianwai SOHO office to Master Mind, an equity method accounted investee, for a monthly rent of RMB 57,548, from May 17, 2015 to May 16, 2020. The Group recognized the sublease income of RMB 575,483 for the year ended March 31, 2016.

ATA Testing received a  rent deposit of RMB 115,097 from Master Mind for the sublease and recorded the amount in accrued expenses and other payables as of March 31, 2016.

(d) USD300,000 convertible note (note 5)

On March 30, 2016, ATA purchased a  convertible promissory note of USD300,000 issued by Brilent.